Leases - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Lessor, Lease, Description [Line Items]
Operating lease expense	$ 113,535	$ 113,283	$ 453,889	$ 452,894
Weighted-average remaining lease term	3 years 2 months 12 days		3 years 4 months 24 days
Weighted-average discount rate	8.00%		8.00%
Less than 12 months [Member]
Lessor, Lease, Description [Line Items]
Operating lease expense	$ 5,319	$ 5,067	$ 21,024	$ 20,029